Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Dec. 31, 2020
Guarantees
Maturity less than 1 year	SFr 22,079	SFr 19,338
Maturity greater than 1 year	11,888	12,989
Total gross amount	33,967	32,327
Total net amount	32,730	31,320
Carrying value	522	522
Collateral received	8,606	7,897
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,411	1,645
Maturity greater than 1 year	1,921	1,434
Total gross amount	4,332	3,079
Total net amount	4,268	3,016
Carrying value	20	27
Collateral received	2,195	1,637
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,484	3,607
Maturity greater than 1 year	2,868	2,925
Total gross amount	7,352	6,532
Total net amount	6,223	5,601
Carrying value	38	30
Collateral received	2,706	2,535
Derivatives
Guarantees
Maturity less than 1 year	11,082	10,531
Maturity greater than 1 year	4,968	6,042
Total gross amount	16,050	16,573
Total net amount	16,050	16,573
Carrying value	403	380
Other guarantees
Guarantees
Maturity less than 1 year	4,102	3,555
Maturity greater than 1 year	2,131	2,588
Total gross amount	6,233	6,143
Total net amount	6,189	6,130
Carrying value	61	85
Collateral received	3,705	3,725
Bank
Guarantees
Maturity less than 1 year	22,079	19,338
Maturity greater than 1 year	11,892	12,993
Total gross amount	33,971	32,331
Total net amount	32,734	31,324
Carrying value	522	522
Collateral received	8,606	7,897
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,411	1,645
Maturity greater than 1 year	1,925	1,438
Total gross amount	4,336	3,083
Total net amount	4,272	3,020
Carrying value	20	27
Collateral received	2,195	1,637
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,484	3,607
Maturity greater than 1 year	2,868	2,925
Total gross amount	7,352	6,532
Total net amount	6,223	5,601
Carrying value	38	30
Collateral received	2,706	2,535
Bank | Derivatives
Guarantees
Maturity less than 1 year	11,082	10,531
Maturity greater than 1 year	4,968	6,042
Total gross amount	16,050	16,573
Total net amount	16,050	16,573
Carrying value	403	380
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,102	3,555
Maturity greater than 1 year	2,131	2,588
Total gross amount	6,233	6,143
Total net amount	6,189	6,130
Carrying value	61	85
Collateral received	SFr 3,705	SFr 3,725